Annual Fund Operating Expenses	Feb. 25, 2026
T. Rowe Price Active Core U.S. Equity ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.14%
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	0.00%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 30, 2027
T. Rowe Price Hedged Equity ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.27%
Expenses (as a percentage of Assets)	0.73%	[2]
Fee Waiver or Reimbursement	(0.27%)
Net Expenses (as a percentage of Assets)	0.46%	[2]
T. Rowe Price Small-Mid Cap ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%

[1]	T. Rowe Price Associates, Inc., has contractually agreed through January 30, 2027, to waive and/or bear all the fees and expenses, which encompasses the fund’s first year of operations. Before January 30, 2027, the waiver may only be amended or terminated with approval by the fund’s Board of Directors. The amounts waived are not subject to recoupment and/or reimbursement.
[2]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.